Accrued Liabilities and Other Liabilities	12 Months Ended
Dec. 31, 2023
Accrued Liabilities and Other Liabilities
Accrued Liabilities and Other Liabilities
9.	Accrued liabilities and other liabilities

	As of December 31,
	2022	2023
Accrued liabilities and other current liabilities
Provision for reserve for inventory purchase commitments (Note a)	10,890	20,706
Salary and welfare payable	20,744	19,623
Customer deposits	—	7,185
Other tax payables	8,057	7,019
Customer refund	4,226	3,812
VAT received from customers related to contract liabilities	19	1,429
Warranty reserve (Note b)	1,716	878
Others	2,697	3,588
Total	48,349	64,240
Other non-current liabilities
Deferred government grant	—	9,191
Refund from depository bank – non-current	598	516
Total	598	9,707

Note a: The Company entered into several contracts to purchase foundry service. These contracts represent firm purchase commitments which are evaluated for potential losses. As of December 31, 2022 and 2023, the Company’s purchase obligation to third-party suppliers for foundry service was US$66,868 and US$42,904, respectively.

In connection with the preparation of the Company’s consolidated financial statements for the year ended December 31, 2023 the Company assessed the loss contingency under the foundry service contracts taking into account the estimated selling price of mining equipment. The provision was determined by applying a methodology similar to that used in the lower of cost or net realizable value with respect to inventory, using estimates of the costs to convert raw materials into final products in order to determine net realizable value. For the year ended December 31, 2022 and 2023, a provision of US$10,890 and US$9,816 has been recognized in cost of revenues for the Company’s inventory purchase commitments under foundry service contracts as a result of the decline in the estimated selling price of mining equipment based on the most recent subsequent selling price.

Note b: For mining equipment, the Company provides its customers for 360 days warranty, subject to certain conditions, such as normal use. The Company provides for the estimated costs of warranties at the time revenue is recognized. Factors that affect the Company’s warranty obligation include product defect rates and costs of repair or replacement.

Movement of provision for warranty is as follows:

	For the year ended December 31,
	2022	2023
Accrued warranty—beginning of year	2,827	1,716
Accrual for warranties issued during the year	1,896	1,902
Warranty claims paid	(1,167)	(1,532)
Warranty expired	(1,632)	(980)
Foreign currency translation adjustment	(208)	(228)
Accrued warranty—end of year	1,716	878